General and administrative costs	9 Months Ended
Sep. 30, 2022
General and administrative costs
General and administrative costs

14. General and administrative costs

General and administrative costs amount to € 15,679,000 for the nine month period ended September 30, 2022 (nine month period ended September 30, 2021: € 12,052,000). General and administrative costs for the nine month period ended September 30, 2022 include restructuring costs amounting to € 936,000 (nine month period ended September 30, 2021: € nil), as a result of restructuring initiatives that the Company announced in 2022.